UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	August 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 99.36%

Accident & Health Insurance - 6.20%
12,100	Aflac, Inc.		$ 607,178

Air Transportation, Scheduled 6.02%
6,017	Alaska Air Group, Inc.		359,335
13,288	JetBlue Airways Corp. *		230,148
			589,483
Beverages - 1.40%
1,000	PepsiCo, Inc.		136,730

Cigarettes - 2.91%
2,500	Altria Group, Inc.		109,350
2,435	Philip Morris International, Inc.		175,539
			284,889

Crude Petroleum & Natural Gas - 0.66%
4,760	Carrizo Oil & Gas, Inc. *		39,460
5,000	SRC Energy, Inc. *		25,100
			64,560
Electronic Computers - 13.64%
6,397	Apple, Inc.		1,335,310

Industrial Instruments For Measurement, Display and Control - 3.86%
17,200	Rudolph Technologies, Inc. *		378,228

Industrial Organic Chemicals - 7.28%
146,141	Amyris, Inc. *		552,413
49,751	Amyris, Inc. Restricted		159,850
			712,263
Measuring & Controlling Device - 3.02%
10,826	Nanometrics, Inc. *		295,442

Miscellaneous Metal Ores - 3.63%
271,445	NexGen Energy Ltd. (Canada) *		355,096

Motor Vehicle Parts & Accessories - 4.52%
2,690	Honeywell International, Inc.		442,828

Motor Vehicles & Passenger Car - 1.93%
838	Tesla, Inc.		189,061

Pharmaceutical Preparations - 22.67%
12,890	BeyondSpring, Inc. *		232,665
98,703	Catalyst Pharmaceuticals, Inc. *		608,010
36,025	Corcept Therapeutics, Inc. *		454,275
10,360	Ionis Pharmaceuticals, Inc. *		654,856
50,785	Neurotrope, Inc. *		269,668
			2,219,474
Primary Smelting & Refining of Nonferrous Metals - 0.00%
27,719	Blue Earth Refineries, Inc. (China) *		0

Radio & TV Broadcasting & Communications Equipment - 4.86%
6,123	Qualcomm, Inc.		476,186

Retail-Catalog & Mail-Order - 2.05%
113	Amazon.com, Inc. *		200,721

Security Brokers, Dealers & Flotation Companies - 4.23%
7,752	Stifel Financial Corp.		414,112

Specialty Chemicals - 1.84%
1,166,668	Nanoco Group Plc. (United Kingdom) *		180,262

Semiconductors & Related Devices - 5.12%
26,315	Tower Semiconductors Ltd. (Israel) *		500,775

Services-Computer Programming, Data Processing, Etc. - 0.42%
220	Facebook, Inc. Class A *		40,847

Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. (Canada) *		0

Television Broadcasting Stations - 3.10%
7,220	CBS Corp. Class B		303,673

TOTAL FOR COMMON STOCKS (Cost $8,258,808) - 99.36%			$ 9,727,118

WARRANTS - 0.46%
39,800	Amyris, Inc. 4/30/2021 @ $5.02 (Notional Value $134,922)		44,576

SHORT TERM INVESTMENTS - 0.06%
5,895	Huntington Conservative Deposit Account 2.00%** (Cost $5,895)		5,895

TOTAL INVESTMENTS (Cost $8,264,702) *** - 99.87%			$ 9,777,589

LIABILITIES IN EXCESS OF OTHER ASSETS (0.13%)			12,286

NET ASSETS - 100.00%			$ 9,789,875

# Fair Valued
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2019 .

*** At August 31, 2019  the net unrealized appreciation on investment, based on cost for federal income tax purposes of $8,264,702 amounted to $1,512,886 which consisted of aggregate gross unrealized appreciation of $3,089,209 and aggregate gross unrealized depreciation of $1,576,323

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2019  the net unrealized appreciation on investment, based on cost for federal income tax purposes of $8,264,702 amounted to $1,512,886 which consisted of aggregate gross unrealized appreciation of $3,089,209 and aggregate gross unrealized depreciation of $1,576,323

2. SECURITY VALUATION

Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,727,118	$0	$0	$9,727,118
Warrants	$0	$0	$44,576	$44,576
Cash Equivalents	$5,895	$0	$0	$5,895
Total	$9,733,013	$0	$44,576	$9,777,589

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     October 8, 2019

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  October 8, 2019

By    /s/ Benjamin M. Bratt

*

       Benjamin M. Bratt, Chief Financial Officer

Date  October 8, 2019

* Print the name and title of each signing officer under his or her signature.